PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)
Disclosure Related to PIMCO All Asset Portfolio

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

(PIMCO All Asset All Authority Portfolio)
Disclosure Related to PIMCO All Asset All Authority Portfolio

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").